CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Related Party CNY	Initial Public Offering CNY	Conversion of Series B convertible redeemable preferred shares CNY	Ordinary Shares CNY	Ordinary Shares Related Party CNY	Ordinary Shares Initial Public Offering CNY	Ordinary Shares Conversion of Series A convertible preferred shares CNY	Ordinary Shares Conversion of Series B convertible redeemable preferred shares CNY	Series A Preferred Shares CNY	Series A Preferred Shares Conversion of Series A convertible preferred shares CNY	Additional Paid-in Capital CNY	Additional Paid-in Capital Related Party CNY	Additional Paid-in Capital Initial Public Offering CNY	Additional Paid-in Capital Conversion of Series B convertible redeemable preferred shares CNY	Retained earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive loss CNY	Noncontrolling Interest CNY	Comprehensive Income CNY
Beginning Balance at Dec. 31, 2008		(29,241)				42					34		265,067				(288,001)	(12,494)	6,111
Beginning Balance (in shares) at Dec. 31, 2008						54,071,135					44,000,000
Issuance of ordinary shares (in shares)						6,141,878
Issuance of ordinary shares		75,706				4							75,702
Acquisitions of noncontrolling interest		(1,945)											(495)						(1,450)
Issuance of ordinary shares upon exercise of option (in shares)						735,000
Issuance of ordinary shares upon exercise of option		3,766				1							3,765
Share-based compensation		7,955											7,955
Net income		51,448															42,545		8,903
Dividend paid to noncontrolling interest		(2,200)																	(2,200)
Net income		42,545																		42,545
Foreign currency translation adjustments		(36)																(36)		(36)
Comprehensive Income																				42,509
Ending Balance at Dec. 31, 2009		105,453				47					34		351,994				(245,456)	(12,530)	11,364
Ending Balance (in shares) at Dec. 31, 2009						60,948,013					44,000,000
Issuance of ordinary shares (in shares)							7,202,482	41,400,000
Issuance of ordinary shares			150,572	804,848			5	28						150,567	804,820
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering (in shares)									44,000,000	78,058,919		(44,000,000)
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering					796,803				34	57		(34)				796,746
Issuance of warrants		942											942
Acquisitions of noncontrolling interest		(17,099)											(10,588)						(6,511)
Issuance of ordinary shares upon exercise of warrants (in shares)						1,700,000
Issuance of ordinary shares upon exercise of warrants		17,873				1							17,872
Issuance of ordinary shares upon exercise of option (in shares)						7,842,341
Issuance of ordinary shares upon exercise of option		42,342				6							42,336
Share-based compensation		13,113											13,113
Capital contribution from noncontrolling interest		10																	10
Sales of partial ownership interest in one subsidiary		1,130											562						568
Net income		221,794															215,751		6,043
Dividend paid to noncontrolling interest		(2,298)																	(2,298)
Net income		215,751																		215,751
Foreign currency translation adjustments		(10,173)																(10,173)		(10,173)
Comprehensive Income																				205,578
Ending Balance at Dec. 31, 2010		2,125,310				178							2,168,364				(29,705)	(22,703)	9,176
Ending Balance (in shares) at Dec. 31, 2010						241,151,755
Issuance of ordinary shares upon exercise of option (in shares)						1,452,468
Issuance of ordinary shares upon exercise of option		7,784				1							7,783
Share-based compensation		15,483											15,483
Excess tax benefit from share-based compensation		8,324											8,324
Capital contribution from noncontrolling interest		459																	459
Net income	18,770	118,138															114,832		3,306
Dividend paid to noncontrolling interest		(3,151)																	(3,151)
Net income	18,245	114,832																		114,832
Foreign currency translation adjustments		(16,463)																(16,463)		(16,463)
Comprehensive Income																				98,369
Ending Balance at Dec. 31, 2011	$ 358,423	2,255,884				179							2,199,954				85,127	(39,166)	9,790
Ending Balance (in shares) at Dec. 31, 2011						242,604,223